Employment Benefits - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 JPY (¥)	Dec. 31, 2017 JPY (¥) yr	Dec. 31, 2016 JPY (¥) yr	Dec. 31, 2015 JPY (¥)
Disclosure of defined benefit plans [Line Items]
Expenses recognized in Consolidated Statements of Profit or Loss in relation to the defined contribution plans		¥ 47,000,000	¥ 0	¥ 0
Employer contribution to be paid	¥ 24,000,000
Average duration of defined benefit plan obligations | yr		13.3	15.2
Bottom of Range [member]
Disclosure of defined benefit plans [Line Items]
Percentage of plan assets outstanding		80.00%